SEGMENT INFORMATION (Tables)	10 Months Ended
Dec. 31, 2025
SEGMENT INFORMATION
Schedule of key metrics reviewed by CODM

December 31, 2025
Investments held in Trust Account	$232,809,646
Cash and cash equivalents	$749,812

For the Period from
March 12, 2025
(inception) through
December 31, 2025
General and administrative expenses	$450,346
Interest earned on investments held in Trust Account	$2,809,646